Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of composition of equity
A.	Composition:

As of December 31, 2025		As of December 31, 2024
Authorized	Issued and paid	Authorized	Issued and paid

Number of ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	1,315	1,485	1,315

Number of Special State shares of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 19.G.

Schedule of reconciliation of the number of shares outstanding
The reconciliation of the number of shares outstanding at the beginning and end of the year is as follows:

Number of Outstanding Shares (in millions)

As of January 1, 2024	1,314
Issuance of shares	1
As of December 31, 2024	1,315
Issuance of shares	-
As of December 31, 2025	1,315

Schedule of share-based payments to employees, non-marketable options
1.	Non-marketable options

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date
February 14, 2017	Former CEO	114
An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
				Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	February 14, 2024
June 20, 2017	Officers and senior employees	6,868				June 20, 2024
August 2, 2017	Former chairman of BOD	165
March 6, 2018	Officers and senior employees	5,554				March 6, 2025
May 14, 2018	CEO	385				May 14, 2025
August 20, 2018	Former chairman of BOD	403				August 20, 2025
April 15, 2019	Officers and senior manager	13,242			2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.	5 years after the grant date
June 27, 2019	CEO	3,512
May 29, 2019 *	Chairman of BOD	2,169
June 30, 2021	Senior employees	647
February 8, 2022	Senior employees	9,294			3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
March 30, 2022	CEO	1,941
March 30, 2022	Chairman of BOD	1,055
February 14, 2023	Senior managers	461
April 4, 2024	Officers and senior managers	12,333
March 6, 2025	Chairman of BOD	1,974
March 13, 2025	CEO	2,309
April 1, 2025	Senior manager	739
May 1, 2025	Senior manager	473
July 6, 2025	Certain officers and senior managers	3,204
December 7, 2025	Senior executive	417
January 4, 2026	Senior executive	946

*	The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.

Schedule of share-based payments to employees, non-marketable options, grants parameters
2014 Plan
Granted 2017	Granted 2018	Granted 2019	Granted 2021	Granted 2022	Granted 2023	Granted 2024	Granted 2025

Share price (in $)	4.5	4.4	5.4	6.8	10.0	7.7	5.1	6.3
CPI-linked exercise price (in $)	4.3	4.3	5.3	7.1	10.1	7.6	5.1	6.2
Expected volatility:
First tranche	31.88%	28.86%	27.85%	31.70%	31.80%	35.84%	32.20%	32.19%
Second tranche	31.88%	28.86%	27.85%	31.70%	30.88%	34.15%	32.26%	33.27%
Third tranche	31.88%	28.86%	-	-	30.52%	33.77%	32.62%	33.24%
Expected life of options (in years):
First tranche	7.0	7.0	4.4	4.4	3.2	3.1	3.1	3.0
Second tranche	7.0	7.0	4.4	4.4	3.8	3.7	3.7	3.4
Third tranche	7.0	7.0	-	-	4.0	3.9	3.9	3.5
Risk-free interest rate:
First tranche	0.37%	0.03%	(0.67)%	0.43%	(1.46)%	1.49%	2.09%	2.38%
Second tranche	0.37%	0.03%	(0.67)%	0.43%	(1.29)%	1.43%	2.17%	2.38%
Third tranche	0.37%	0.03%	-	-	(1.21)%	1.43%	2.17%	2.38%
Fair value (in $ millions)	11.3	8.8	7.5	0.6	24.9	0.9	15.4	15.5
Weighted average grant date fair value per option (in $)	1.58	1.4	1.2	1.33	2.02	1.97	1.25	1.7

Schedule of share-based payments to employees, non-marketable options, movement in the options
The movement in the options is as follows:

Number of options (in millions)

Balance as of January 1, 2024	14
Movement in 2024:
Granted during the year	12
Exercised during the year	(3)
Total options outstanding as of December 31, 2024	23
Movement in 2025:
Granted during the year	9
Forfeited during the year	(1)
Exercised during the year	(1)
Total options outstanding as of December 31, 2025	30

Schedule of share-based payments to employees, non-marketable options, exercise price
December 31, 2025	December 31, 2024	December 31, 2023

Granted in 2017	-	-	2.79
Granted in 2018	-	2.77	2.70
Granted in 2019	-	-	4.27
Granted in 2021	6.36	5.60	5.64
Granted in 2022	9.84	8.60	8.56
Granted in 2023	8.27	7.23	7.23
Granted in 2024	5.87	5.17	-
Granted in 2025	6.90	-	-

Schedule of share-based payments to employees, non-marketable options, number of options vested
December 31, 2025	December 31, 2024	December 31, 2023

Number of options exercisable (in Millions)	14	8	7
Weighted average exercise price in Israeli Shekel	28.23	30.36	22.57
Weighted average exercise price in US dollar	8.85	8.33	6.22

(*) The share price as of December 31, 2025, is NIS 18.30 (approximately $5.74).

Schedule of share-based payments to employees, non-marketable options, range of exercise prices
December 31, 2025	December 31, 2024	December 31, 2023

Range of exercise price in Israeli Shekel	18.71-31.39	10.12-31.38	9.46-34.30
Range of exercise price in US Dollar	5.87-9.84	2.77-8.60	2.70-9.81

Schedule of share-based payments to employees, non-marketable options, average remaining contractual life
December 31, 2025	December 31, 2024	December 31, 2023

Average remaining contractual life	2.76	3.24	2.59

Schedule of dividends distributed to the company's shareholders
D.	Dividends distributed to the Company's Shareholders

Date of dividend distribution by the Board of Directors	Actual date of dividend distribution	Gross dividend distributed ($ millions)	Dividend per share (in $)

February 14, 2023	March 15, 2023	178	0.14
May 9, 2023	June 14, 2023	146	0.11
August 8, 2023	September 13, 2023	82	0.06
November 7, 2023	December 20, 2023	68	0.05
Total 2023		474	0.36
February 26, 2024	March 26, 2024	61	0.05
May 8, 2024	June 20, 2024	59	0.05
August 12, 2024	September 18, 2024	63	0.05
November 10, 2024	December 18, 2024	68	0.05
Total 2024		251	0.20
February 25, 2025	March 25, 2025	52	0.04
May 18, 2025	June 18, 2025	55	0.04
August 5, 2025	September 17, 2025	55	0.04
November 11, 2025	December 17, 2025	62	0.05
Total 2025		224	0.17
February 17, 2026*	March 25, 2026	60	0.05

(*) The record date is March 10, 2026, and the payment date is March 25, 2026.